PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Property and equipment	$2,114,106	$1,867,794
Leasehold improvements	46,934	42,396
	2,067,172	1,910,190
Less - accumulated depreciation	(285,384)	(122,366)
	$1,781,788	$1,787,824